LEASES - Supplemental cash flow information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	¥ 124,116	¥ 157,422
Operating cash outflows for finance leases		1,976
Financing cash outflows for finance leases		36,587
Total cash paid for amounts included in the measurement of lease liabilities:	124,116	195,985
Lease obligation accrued in exchange for right-of-use assets:
Operating lease liabilities	25,664	44,802
Finance lease liabilities	3,360,273
Total lease obligation accrued in exchange for right-of-use assets:	¥ 3,385,937	¥ 44,802
Operating leases: Weighted-average remaining lease term	2 years 11 months 8 days	3 years 9 months 18 days
Operating leases: Weighted-average discount rate	6.10%	5.42%
Financing leases: Weighted-average remaining lease term	18 years 10 months 6 days
Financing leases: Weighted-average discount rate	5.12%